Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2023
Prepayments and Other Receivables.
Prepayments and Other Receivables

11. Prepayments and Other Receivables

	December 31,	December 31,
	2023	2022

	(€ in thousands)
Prepayments	793	2,449
Eli Lilly up-front receivable	—	56,254
Other receivables	745	375
	1,538	59,078

All receivables are considered short-term and due within one year. At December 31, 2023 and 2022, prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At December 31, 2023 and 2022, other receivables consisted principally of deposits. Note 17 Revenue describes the transaction related to the Eli Lilly up-front receivable.